Deferred Income	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Revenue Recognition and Deferred Revenue [Abstract]
Deferred Income

5. DEFERRED INCOME

Deferred revenue refers to payments received in advance for services which have not yet been performed or goods which have not yet been delivered. These revenues are classified on the company’s balance sheet as a liability and not as an asset.

	Period Ended	Year Ended
	December 31, 2017	March 31, 2017
Money Mastery Mentorship Program (MMMP)	$116,147	$129,348
Certified Professional Training (CPT)	$91,405	$17,644
Wealth Advisor Investors (ADAM KHOO)	$13,763	$1,429
Multiple Source of Income Virtual Summit 2018	$2,169	$-
Building Smart Business	$382	$-
Stocktrading Mentorship Program	$634	$-
Total deferred income	$224,500	$148,421
Less: Deferred discount given	$(93,653)	$(65,291)
Total deferred income, net	$130,847	$83,130

6. DEFERRED INCOME

Deferred income consisted of the following as at March 31, 2017:

	2017	2016
Total deferred income	$148,421	$-
Less: Deferred discount given	$(65,291)	$-
Net deferred income	$83,130	$-